INCOME TAXES (Schedule of Income Tax Expense in Consolidated Statements of Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expense		¥ 20,748	¥ 28,770	¥ 36,351
Deferred tax benefit	$ 1,939	12,560	(2,298)	(4,251)
Income tax expense	$ 5,142	¥ 33,308	¥ 26,472	¥ 32,100